Income Taxes - Income/(Loss) Before Income Tax Privision/(Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Income Tax Disclosure [Abstract]
Domestic	$ (245,177)	$ (163,385)	$ (64,391)
Foreign	26,644	23,474	12,616
Loss before income taxes	$ (218,533)	$ (139,911)	$ (51,775)